Note 9 - Customer and Geographic Information - Receivables Percentage by Major Customers (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Customer A [Member]
Concentration Risk, Percentage		65.00%		51.00%
Customer B [Member]
Concentration Risk, Percentage			[1]	21.00%
Customer C [Member]
Concentration Risk, Percentage	[1]

[1]	represents less than 10%